Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis

	At December 31, 2023				At December 31, 2022
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Marketable securities	$45	$45	$—	$—	$223	$223	$—	$—
Derivatives - not designated	152	24	128	—	184	111	73	—
Derivatives - designated	7	7	—	—	—	—	—	—
Total assets at fair value	$204	$76	$128	$—	$407	$334	$73	$—
Derivatives - not designated	262	160	102	—	43	33	10	—
Derivatives - designated	—	—	—	—	15	15	—	—
Total liabilities at fair value	$262	$160	$102	$—	$58	$48	$10	$—

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

	At December 31					At December 31
	Total	Level 1	Level 2	Level 3	Before-Tax Loss Year 2023	Total	Level 1	Level 2	Level 3	Before-Tax Loss Year 2022
Properties, plant and equipment, net (held and used)	$484	$—	$—	$484	$2,175	$54	$—	$—	$54	$518

Properties, plant and equipment, net (held for sale)	—	—	—	—	5	—	—	—	—	432

Investments and advances	207	5	165	37	352	33	2	—	31	9
Total nonrecurring assets at fair value	$691	$5	$165	$521	$2,532	$87	$2	$—	$85	$959